Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Regional Management Corp.
Entity Central Index Key	0001519401
Entity Emerging Growth Company	false
Entity File Number	001-35477
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road, Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	(864)
Local Phone Number	448-7000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE